INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of income tax expense

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Income tax expense	—	(887,648)	—
Total	—	(887,648)	—

Schedule of loss before income tax expense

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
U.S. operations	(4,199,652)	(1,934,339)	(409,723)
Foreign operations	(10,046,226)	(11,650,507)	(4,220,445)
Total	(14,245,878)	(13,584,846)	(4,630,168)

Schedule of net deferred tax assets and liabilities

	December 31,	December 31,	December 31,
	2022	2021	2020
Deferred tax assets;
Net operating loss carryforwards	3,678,381	1,690,095	1,520,710
Other current assets	776,016	1,312,997	41,298
Stock-based compensation	565,018	216,918	38,050
Operating lease liabilities(*)	548,732	254,088	167,521
Financial liabilities	173,587	163,011	82,808
Accounts receivable, net	121,417	94,387	5,255
Accrued expenses and other current liabilities	89,475	16,951	96,411
Other non-current liabilities	71,445	14,933	11,681
Total deferred tax assets	6,024,071	3,763,380	1,963,734
Deferred tax liabilities;
Property, equipment and deposits, net	(1,428,847)	(731,113)	(379,515)
Operating lease right of use assets(*)	(687,993)	(254,088)	(167,521)
Other	(26,798)	(42,298)	(3,648)
Total deferred tax liabilities:	(2,143,638)	(1,027,499)	(550,684)
Less valuation allowance	(3,880,433)	(2,735,881)	(1,413,050)
Net deferred tax assets	—	—	—
(*)

The Company identified missing disclosures in the December 31, 2021 and 2020 comparative values previously disclosed in this table related to deferred tax balances for operating lease liabilities and operating lease right of use assets. Such amounts were previously omitted from this table, and the net impact on the deferred tax balance was zero. Such amounts have been added in the footnote above. This revision has no impact on the Company’s operating results or financial position for the period.

Schedule of changes in tax valuation allowances

	2022	2021	2020
January 1,	2,735,881	1,413,050	1,162,612
Net change in the valuation allowance	1,144,552	1,322,831	250,438
– Change in valuation allowance	1,224,430	2,645,495	498,864
– Translation adjustments	(79,878)	(1,322,664)	(248,426)
December 31,	3,880,433	2,735,881	1,413,050

Schedule of reconciliation of the statutory federal income tax rate to effective tax rate

	%	2022	%	2021	%	2020
Loss before income tax:		(14,245,878)		(13,584,846)		(4,630,168)
Income tax benefit at statutory rate	21.00	2,991,634	21.00	2,852,818	21.00	972,335
Tax exempt income	—	—	0.53	71,360	—	—
Nondeductible expenses	(5.46)	(777,764)	(9.92)	(1,347,007)	(10.39)	(481,153)
Currency remeasurement adjustments	(3.90)	(555,212)	—	—	—	—
Change in valuation allowance	(8.59)	(1,224,430)	(19.47)	(2,645,495)	(10.77)	(498,864)
Effect of different tax rates	(3.05)	(434,228)	(2.11)	(286,748)	(0.75)	(34,521)
Change in tax rates	—	—	3.44	467,424	0.91	42,203
Effective tax rate / tax charge:	—	—	(6.53)	(887,648)	—	—